SCUDDER
                                                                   INVESTMENTS




Core Global/International Funds

Scudder International Fund

Supplement to Prospectus Dated January 1, 2002

CLASS I SHARES
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Scudder International Fund currently offers seven classes of shares to provide investors with different purchasing options. These are Class AARP, Class S, Barrett International Shares, Class A, Class B and Class C shares, which are described in the fund's prospectuses, and Class I shares, which are described in the Class A, B and C prospectus as supplemented hereby. When placing purchase orders, investors must specify which class of shares they are ordering.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Zurich Scudder Investments, Inc. (the "Advisor") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of the Advisor and its investment advisory affiliates that invest at least $1 million in a fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee-based advisory services that invest at least $1 million in a fund on behalf of each trust; (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a fund; and (6) investment companies managed by the Advisor that invest primarily in other investment companies.

Class I shares currently are available for purchase only through Scudder Distributors, Inc. ("SDI"), principal underwriter for the fund, and, in the case of category 4 above, selected dealers authorized by SDI.

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The following information supplements the indicated sections of the prospectus.

The Fund's Track Record

The table shows how the return of the fund's Class S shares compare with a broad based market index (which, unlike the fund, has no fees or expenses). The performance of both the fund and the index vary over time. Class I shares do not have a full calendar year of performance, therefore their performance data is not provided. Class S shares are invested in the same portfolio. Class S shares' annual returns differ only to the extent that the classes have different fees and expenses. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

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Average Annual Total Returns (%) as of 12/31/2000
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                           1 Year              5 Years            10 Years
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Class I shares            -19.23               13.35                11.71
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Index                     -13.37                7.54                8.38
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Index: Morgan Stanley Capital International (MSCI) Europe, Australia, Far East
(EAFA) & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada.

For more recent performance information, call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the fund.

Shareholder Fees, paid directly from your investment.


                     Maximum     Maximum      Maximum
                      Sales     Contingent     Sales
                     Charge      Deferred      Charge
                     (Load)       Sales        (Load)
                   Imposed on     Charge     Imposed on
                    Purchases     (Load)     Reinvested
                      (% of       (% of      Dividends/
                    offering    redemption    Distribu-    Redemption  Exchange
                     price)     proceeds)      tions          Fee         Fee
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Class I shares        None         None         None         None        None
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Annual Operating Expenses, deducted from fund assets.

                                                                 Total Annual
                      Distribution/Service                      Fund Operating
Management Fee           (12b-1) Fees       Other Expenses*        Expenses
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        0.68%                None                0.15%               0.83%
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* Includes a fixed rate administrative fee of 0.15%.



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Example

Based on the costs above, this example helps you compare the expenses of the fund to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

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Example
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      1 Year             3 Years             5 Years              10 Years
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       $85                $265                 $460                $1,025
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Financial Highlights

This table is designed to help you understand the fund's Class I shares' financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report (see "Shareholder reports" on the back cover of the fund's prospectus).

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                                                                         2001^a
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Selected Per Share Data
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Net asset value, beginning of period                                    $50.14
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Income (loss) from investment operations:
  Net investment income (loss)^b                                           .23
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  Net realized and unrealized gain (loss) on investment transactions    (10.24)
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  Total from investment operations                                      (10.01)
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Net asset value, end of period                                          $40.13
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Total Return (%)                                                       (19.96)**
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Ratios to Average Net Assets and Supplemental Data
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Net assets, end of period ($ thousands)                                     22
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Ratio of expenses (%)                                                      .84*
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Ratio of net investment income (loss) (%)                                  .86*
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Portfolio turnover rate (%)                                                 85
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^a For the period from December 29, 2000 (commencement of sales of Class I shares) to August 31, 2001.

^b Based on average shares outstanding during the period.

*  Annualized

** Not annualized



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

Special Features

Shareholders of the fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds -- Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates; and (ii) Class I shares of any other mutual fund listed in the Statement of Additional Information. Conversely, shareholders of Zurich Money Funds -- Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates may exchange their shares for any other mutual fund to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for the other classes of the fund.


January 1, 2002